Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Jan. 18, 2024
C000246166 [Member]
Account Value [Line Items]
Account Value	$ 10,951	$ 10,580	$ 10,992	$ 10,588	$ 10,219	$ 10,000
MSCI ACWI All Cap Index [Member]
Account Value [Line Items]
Account Value	$ 11,081	$ 10,649	$ 11,024	$ 10,686	$ 10,260	$ 10,000